Lease Liabilities	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Lease Liabilities	NOTE 19 LEASE LIABILITIES Average Rate of Interest (%) 2022 2021 Lease liabilities – non-current 3.3 899 934 Current portion of lease liabilities 3.0 305 286 Total 1,204 1,220